Capital Lease Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Capital Lease Obligations
Schedule of Minimum Future Rental Payments

The following schedule provides minimum future rental payments required as of March 31, 2025.

2025	$36,692
Total minimum lease payments	36,692
Less: Amount represented interest	(438)
Present value of minimum lease payments and guaranteed residual value	$36,254

The following schedule provides minimum future rental payments required as of December 31, 2024.

2024	$36,692
Total minimum lease payments	36,692
Less: Amount represented interest	(438)
Present value of minimum lease payments and guaranteed residual value	$36,254